Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 223,302	R$ 660,305
Cash and bank deposits	99,156	15,896
Financial instruments at fair value through profit or loss	120,492	173,300
Financial instruments at amortized cost	3,654	471,109
Financial instruments at fair value through profit or loss	1,531,036	1,168,355
Accounts receivable	227,951	101,523
Sub-leases receivable	1,758	4,071
Taxes recoverable	22,137	2,219
Other assets	55,273	19,109
Total current assets	2,061,457	1,955,582
Non-current assets
Financial instruments at fair value through profit or loss	140,824	7,146
Financial instruments at amortized cost	6,991	0
Accounts receivable	15,901	16,638
Sub-leases receivable	4,081	1,467
Taxes recoverable	704	325
Deferred taxes	31,346	13,487
Other assets	49,468	19,427
Total noncurrent asset other than capital assets	249,315	58,490
Investments accounted for using the equity method	55,081	0
Property and equipment	59,132	12,591
Right of use – Leases	102,117	58,308
Intangible assets	1,057,949	214,748
Total non-current assets	1,523,594	344,137
Total assets	3,585,051	2,299,719
Current liabilities
Trade payables	11,527	1,869
Leases	33,303	24,381
Accounts payable	38,667	6,020
Labor and social security obligations	182,071	101,506
Loans and obligations	45,220	76,722
Taxes and contributions payable	40,855	24,853
Total current liabilities	351,643	235,351
Non-current liabilities
Leases	86,152	48,431
Labor and social security obligations	8,992	5,357
Loans and obligations	816,322	540,369
Deferred taxes	5,086	3,883
Retirement plans liabilities	374,813	85,554
Total non-current liabilities	1,291,365	683,594
Total liabilities	1,643,008	918,946
Equity
Share capital	18	15
Additional paid-in capital	2,097,712	1,408,438
Treasury shares	(259,773)	(172,863)
Retained earnings	30,682	111,444
Other reserves	73,769	31,876
Equity attributable to owners of parent	1,942,408	1,378,910
Non-controlling interests in the equity of subsidiaries	(365)	1,864
Total equity	1,942,043	1,380,774
Total liabilities and equity	R$ 3,585,051	R$ 2,299,719